Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000169915
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Core Fund
Without Sales Load [Member] | C000169915
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%	4.18%	4.22%
Federated Investors Inc. Index: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.54%	(1.64%)	0.23%
Federated Investors Inc. Index: Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index
Average Annual Return, Percent	25.13%	3.17%	4.22%